UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22516

         ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
401 South Tryon Street
       Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
       Boston, MA  02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Aurora Opportunities Fund, LLC

Financial Statements for the
Six Months Ended September 30, 2011

ASGI Aurora Opportunities Fund, LLC

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) As of September 30, 2011

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value

Event Driven - 7.08%	Cevian Capital II LP	$1,700,000	$1,252,684
	Roundkeep Global Fund LP	1,875,000	1,779,447
			3,032,131
Long/Short Credit - 15.15%	Alden Global Distressed Opportunities Fund LP	2,550,000	2,081,406
	Columbus Hill Partners LP	1,000,000	954,771
	Redwood Domestic Fund LP	1,250,000	1,180,455
	Thoroughbred Fund LP	1,500,000	1,375,433
	York Credit Opportunities Fund LP	950,000	890,905
			6,482,970
Long/Short Equities - 39.93%	AKO Partners LP	1,300,000	1,127,913
	Broadway Gate Onshore Fund LP	1,600,000	1,525,864
	Cobalt Partners LP	1,700,000	1,615,896
	Indus Asia Pacific Fund LP	1,600,000	1,520,953
	Indus Pacific Opportunities Fund LP	1,725,000	1,576,706
	Lansdowne Global Financials Fund LP	2,000,000	1,669,788
	Miura Global Partners II LP	1,100,000	1,120,008
	Passport II LP	1,750,000	1,557,750
	Passport Special Opportunities Fund LP	300,000	250,962
	Point Lobos Partners LP	1,875,000	1,531,139
	Scout Capital Partners II LP	1,975,000	1,912,565
	SR Global Fund LP	1,975,000	1,678,660
			17,088,204
Macro - 11.99%	Astenbeck Commodities Fund II LP	1,775,000	1,508,726
	Brevan Howard Multi-Strategy Fund LP	1,800,000	1,887,439
	Discovery Global Opportunity Partners LP	1,650,000	1,735,625
			5,131,790
Multi-Strategy Opportunistic - 23.34%	Azentus Global Opportunities LP	1,175,000	1,135,477
	Eton Park Fund LP	1,200,000	1,102,217
	JHL Capital Group Fund LLC	1,550,000	1,251,340
	Luxor Capital Partners LP	1,825,000	1,769,849
	Orange Capital Domestic I LP	1,875,000	1,748,403
	York European Opportunities Fund LP	1,900,000	1,721,654
	York Select LP	1,750,000	1,261,148
			9,990,088
Total Investments (Cost - $46,225,000*) - 97.49%			41,725,183
Other Assets Less Liabilities - 2.51%			1,076,236
Members' Capital - 100.00%			$42,801,419

Percentages shown are stated as a percentage of Members' Capital as of September 30, 2011. All investments in Investment Funds are non-incoming producing.

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) (continued) As of September 30, 2011

* The cost and unrealized appreciation (depreciation) of investments in Investment Funds as of September 30, 2011, were as follows:

Aggregate cost	$46,225,000
Gross unrealized appreciation	$894,378
Gross unrealized depreciation	(5,394,195)
Net unrealized depreciation	$(4,499,817)

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	40.95%
Multi-Strategy Opportunistic	23.94
Long/Short Credit	15.54
Macro	12.30
Event Driven	7.27
100.00%

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Statement of Assets, Liabilities and Members’ Capital (unaudited) As of September 30, 2011

Assets

Investments in Investment Funds at fair value (cost - $46,225,000)	$41,725,183
Investments in Investment Funds paid in advance	6,475,000
Cash and cash equivalents	184,780
Due from Adviser	274,474
Receivable for Investment Funds sold	86,980
Other assets	12,500
Total assets	48,758,917

Liabilities

Capital contributions received in advance	5,488,000
Professional fees payable	217,628
Management fee payable	69,447
Trustee fee payable	7,270
Accrued expenses and other liabilities	175,153
Total liabilities	5,957,498

Members' Capital

Total members' capital	$42,801,419

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Statement of Operations (unaudited) For the Six Months Ended September 30, 2011

Investment Income

Interest	$124

Fund Expenses

Professional fees	251,142
Management fee	187,123
Administration fees	82,640
Trustee fees	25,559
Offering expenses	25,000
Printing fees	25,000
Custody fees	15,399
Commitment fees	15,330
Interest expense	2,780
Other operating expenses	21,526
Total expenses	651,499
Less: reimbursement from Adviser	(274,474)
Net expenses	377,025

Net investment loss	(376,901)

Net Realized and Unrealized Loss on Investments

Net realized loss on investments in Investment Funds	(130,133)
Net change in unrealized depreciation from investments in Investment Funds	(4,775,032)
Total net realized and unrealized loss on investments	(4,905,165)

Net decrease in members' capital resulting from operations	$(5,282,066)

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Statements of Changes in Members’ Capital

	For the Six Months Ended September 30, 2011 (unaudited)

	Special	Non-special
	Member	Member	Total

Members' capital - beginning of period	$15,104	$26,742,381	$26,757,485

Capital contributions	–	21,326,000	21,326,000

Performance allocation	(15,104)	15,104	–

Net decrease in members' capital resulting from operations	–	(5,282,066)	(5,282,066)

Members' capital - end of period	$–	$42,801,419	$42,801,419

	For the Period from January 3, 2011 (inception date) to March 31, 2011

	Special Member	Non-special Member	Total

Members' capital - beginning of period	$–	$–	$–

Capital contributions	–	26,610,000	26,610,000

Performance allocation	15,104	(15,104)	–

Net increase in members' capital resulting from operations	–	147,485	147,485

Members' capital - end of period	$15,104	$26,742,381	$26,757,485

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Statement of Cash Flows (unaudited) For the Six Months Ended September 30, 2011

Cash Used in Operating Activities

Net decrease in members' capital resulting from operations	$(5,282,066)

Adjustments to reconcile net decrease in members' capital
resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(21,400,000)
Proceeds from the disposition of investments in Investment Funds	782,887
Net realized loss on investments in Investment Funds	130,133
Net change in unrealized depreciation from investments in Investment Funds	4,775,032
Increase in investments in Investment Funds paid in advance	(4,300,000)
Decrease in due from Adviser	93,947
Decrease in other assets	45,032
Increase in professional fees payable	72,252
Increase in management fee payable	26,303
Increase in trustee fee payable	6,555
Increase in accrued expenses and other liabilities	10,248
Net cash used in operating activities	(25,039,677)

Cash Provided by Financing Activities

Capital contributions (net of increase in capital contributions received in advance of $5,488,000	24,639,000
Net cash provided by financing activities	24,639,000

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(400,677)
Cash and cash equivalents at beginning of period	585,457
Cash and cash equivalents at end of period	$184,780

Supplemental Cash Flow Information

Cash paid for interest expense	$2,780

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Financial Highlights

	For the Six Months Ended September 30, 2011 (unaudited)	For the Period from January 3, 2011(a) to March 31, 2011

Total return:
Total return before performance allocation	(11.59%)	0.60%
Performance allocation	0.02%	(0.06%)
Total return after performance allocation	(11.57%)	0.54%

Ratios to average members' capital:
Net investment loss(b) (c)	(1.97%)	(2.00%)

Total expenses before reimbursement(b) (c)	3.40%	7.75%
Expense reimbursement(b) (c)	(1.43%)	(5.75%)
Performance allocation(b)	(0.04%)	0.06%
Total expenses and performance allocation(b) (c)	1.93%	2.06%

Members' capital, end of period (in thousands)	$42,801	$26,757
Portfolio turnover (d)	2.46%	0.00%

(a) Inception date.
(b) The expenses and net investment loss ratios do not include expenses of the Investment Funds in which the Fund invests.
(c) Annualized for periods less than one year.
(d) Not annualized.

See accompanying notes to financial statements.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) September 30, 2011

1.  Organization

 ASGI Aurora Opportunities Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 3, 2011.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Aurora Investment Management L.L.C., a Delaware limited liability company, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The Fund’s investment objective is to generate consistent long-term capital appreciation with diversification of risk through the use of a “multi-manager, multi-strategy” global investment strategy. The Fund will attempt to invest broadly across worldwide markets which may include the United States and North America, Latin America, Eastern and Western Europe and Asia.

The Fund seeks to accomplish this objective by allocating its capital primarily among a select group of collective investment vehicles (“Investment Funds”) managed by experienced investment managers (“Investment Managers”) that implement a number of different alternative investment strategies and invest in a variety of worldwide markets.  However, the Fund does not follow a rigid investment policy and is not restricted from participating in any market, strategy or investment other than as set forth hereunder or under the terms of the 1940 Act.

The Fund’s Board of Managers (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Valuation of investments in Investments Funds – The Fund values its investments in the Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board, which value ordinarily will be the value of an interest in an Investment Fund determined by the Investment Manager as reported by a third party administrator of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds.  Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund’s interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value.  If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may chose to make adjustments to reflect the fair value.  As of September 30, 2011, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b) Income taxes – The Fund, as a limited liability company, is classified as a partnership for federal tax purposes.  Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of September 30, 2011.

(c) Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  Dividend income is recognized on the ex-dividend date.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d) Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(e) Distributions – The Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Fund Board.

(f) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statement.  Actual results could differ from those estimates.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

(g) Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.  Such expenses are pro rated among all Members.

(h) Expense limitation agreement – Through January 31, 2013, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for its expenses to the extent necessary to limit the total annualized expenses of the Fund (excluding the Fund’s borrowing and other investment-related costs and fees (including any underlying manager fees and expenses and the Fund’s Performance Allocation (if any)), taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) including, for the avoidance of doubt, the Fund’s start-up, offering and organizational expenses, to 1.00% annually of the Fund’s average net assets (2.00% annually, including the Adviser’s management fee) (the “Expense Limitation Agreement”).  In addition, the Adviser shall be permitted to recover fees and expenses it has waived or borne subsequent to the effective date of the Expense Limitation Agreement; provided, however, that the Fund is not obligated to pay any such deferred fees or expenses more than three years after the end of the fiscal year in which the fee or expense was deferred.  As of September 30, 2011, the amount subject to recoupment by January 31, 2016 was $642,895, but only if after such recoupment the Fund’s expense ratio does not exceed the percentage described above.  As of September 30, 2011, the amount of expenses reimbursable by the Adviser and receivable to the Fund was $274,474.

(i) Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated upon the Fund’s assets under custody and paid monthly as 0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

3.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading advisor,” it will operate the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to the limitations set forth in the subadvisory agreement, the Adviser has the ability to restrict initial/additional investment in an Investment Fund and/or remove an Investment Fund from the portfolio, although it does not currently intend to use this ability to manage the portfolio or restrict the Subadviser’s discretion.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Adviser holds a non-voting special member interest (the “Special Member Account”) in the Fund for the purpose of receiving the Performance Allocation.  The Adviser may also invest in the Fund, in which case it will hold an Interest in the Fund.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.00% of the aggregate net asset value of outstanding interests (“Interests”) determined as of the last calendar day of that month (before any repurchases of Interests).  The Management Fee payable at September 30, 2011 was $69,447.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

In addition to the Management Fee, the Adviser is entitled to receive from the Fund a performance allocation (“Performance Allocation”) that, if earned, will be deducted from Capital Accounts of Members at the end of each Incentive Period and credited to the Special Member Account.  An “Incentive Period” with respect to a Member begins on the day of such Member’s contribution of capital to the Fund or on the day immediately following the last calendar day of the preceding Incentive Period and ends at the close of business on the first to occur of the following dates: (1) the last day of each taxable year, (2) the date of a repurchase of all or a portion of a Member’s Interest, or (3) the date of the termination of the Subadviser.  The Subadviser will be paid a performance fee by the Adviser equal to the amount of the Performance Allocation.

The Performance Allocation for each Incentive Period is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Member’s Capital Account(s) for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) any Loss Carryforward Amount(s) (as defined below) applicable to a Member’s Capital Account.

If, for any Incentive Period, net losses allocated to a Member’s Capital Account exceed net profits so allocated, a “Loss Carryforward Amount” in the amount of such excess will be established for that Capital Account. Loss Carryforward Amounts are cumulative with respect to prior Incentive Periods, and no Performance Allocation is debited from a Member’s Capital Account until subsequent allocations of net profits reduce that Capital Account’s Loss Carryforward Amount(s) to (but not below) zero. This establishes what is commonly referred to as a “high water mark” with respect to Performance Allocation calculations.

The Loss Carryforward Amount will be reduced proportionally with respect to any transfers, distributions, withdrawals and repurchases applicable to a Member’s Capital Account.

For the period ended September 30, 2011, there was no performance allocation allocated to the Special Member.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

4.  Investment Transactions

For the period ended September 30, 2011, purchases of Investment Funds were $21,400,000 and proceeds from sales of Investment Funds were $869,867.

5.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds.  Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with the Investment Fund’s Investment Manager.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at September 30, 2011.

The following table summarizes the Fund’s investments in the Investment Funds as of September 30, 2011, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the Investment Manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 0.75% to 2.00% per annum of the net asset value of that Investment Fund.  Additionally, the Investment Manager of the Investment Fund will generally receive an incentive allocation from each investment equal to 15% to 30% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

			Net Change in
	% of Investment		Unrealized
	Fund's Total		Appreciation	Redemptions
Investment Funds	Fair Value	Fair Value	(Depreciation)	Permitted
AKO Partners LP	2.7%	$1,127,913	$(101,365)	Quarterly
Alden Global Distressed Opportunities Fund LP	5.0	2,081,406	(496,630)	Monthly
Astenbeck Commodities Fund II LP	3.6	1,508,726	(373,533)	Monthly
Azentus Global Opportunities LP	2.7	1,135,477	(39,523)	Quarterly
Brevan Howard Multi-Strategy Fund LP	4.5	1,887,439	76,733	Monthly
Broadway Gate Onshore Fund LP	3.7	1,525,864	(74,136)	Quarterly
Cevian Capital II LP	3.0	1,252,684	(453,634)	Annually
Cobalt Partners LP	3.9	1,615,896	(112,838)	Quarterly
Columbus Hill Partners LP Class A	1.0	409,693	(44,577)	Annually
Columbus Hill Partners LP Class C	1.3	545,078	(58,247)	Triennial
Discovery Global Opportunity Partners LP	4.2	1,735,625	104,237	Quarterly
Eton Park Fund LP	2.6	1,102,217	(105,822)	Quarterly
Indus Asia Pacific Fund LP	3.6	1,520,953	(82,784)	Quarterly
Indus Pacific Opportunities Fund LP	3.8	1,576,706	(137,726)	Quarterly
JHL Capital Group Fund LLC	3.0	1,251,340	(298,660)	Quarterly
Lansdowne Global Financials Fund LP	4.0	1,669,788	(293,505)	Monthly
Luxor Capital Partners LP	4.2	1,769,849	(84,402)	Quarterly
Miura Global Partners II, LP	2.7	1,120,008	(14,698)	Monthly
Orange Capital Domestic I LP	4.2	1,748,403	(22,265)	Quarterly
Passport II LP	3.7	1,557,750	(186,141)	Quarterly
Passport Special Opportunities Fund LP	0.6	250,962	(49,038)	Semi-Annually
Point Lobos Partners LP	3.7	1,531,139	(343,861)	Quarterly
Redwood Domestic Fund LP	2.8	1,180,455	(143,828)	Annually
Roundkeep Global Fund LP	4.3	1,779,447	(115,973)	Quarterly
Scout Capital Partners II LP	4.6	1,912,565	(76,417)	Quarterly
SR Global Fund LP	4.0	1,678,660	(290,574)	Monthly
Thoroughbred Fund LP	3.3	1,375,433	(222,862)	Annually
York Credit Opportunities Fund LP Class A	1.4	579,173	(38,327)	Annually
York Credit Opportunities Fund LP Class B	0.7	311,732	(20,768)	Quarterly
York European Opportunities Fund LP	4.1	1,721,654	(214,152)	Quarterly
York Select LP	3.0	1,261,148	(552,405)	Quarterly
Total Investments in Investment Funds	100.0%	$41,725,183	$(4,775,032)

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of September 30, 2011.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment Managers in this strategy usually employ a low to moderate degree of leverage.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

Multi-Strategy Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such Investment Managers perceive each strategy’s opportunity set changing with market conditions.

Event Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment Managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most Investment Managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds.  The Fund had no unfunded capital commitments as of September 30, 2011.

6.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

● Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
● Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

● Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of September 30, 2011 is as follows:

Description	Total Fair Value at September 30, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Event Driven	$3,032,131	$–	$1,779,447	$1,252,684
Long/Short Credit	6,482,970	–	3,780,149	2,702,821
Long/Short Equities	17,088,204	–	9,079,139	8,009,065
Macro	5,131,790	–	5,131,790	-
Multi-Strategy Opportunistic	9,990,088	–	6,472,067	3,518,021
	$41,725,183	$-	$26,242,592	$15,482,591

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Investment Funds
Balance, as of April 1, 2011	$11,953,155
Realized gain (loss)	–
Change in unrealized appreciation/(depreciation)	(2,889,639)
Purchases	10,820,000
(Sales)	–
Net transfers in/(out) of Level 3	(4,400,925)
Balance, as of September 30, 2011	$15,482,591

There were no transfers between Level 1 and Level 2 investments for the period ended September 30, 2011.  The net change in unrealized depreciation on Level 3 investments in Investment Funds still held as of September 30, 2011 was $2,889,639.

7.  Capital Share Transactions

The Fund intends to accept initial and additional contributions for interests on contribution dates, which occur only once each month, effective as of the opening of business on the first calendar day of the month.  Interests will be sold as of the date on which the contribution is accepted.  The minimum initial and minimum additional investment requirements may be reduced or increased by the Fund Board.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

To provide a limited degree of liquidity to Members, the Fund from time to time will offer to repurchase outstanding Interests (other than amounts held in the Special Member Account) pursuant to written tenders by Members.  Repurchase offers will be made at such times and on such terms as may be determined by the Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Interests.

For the period ended September 30, 2011, there were capital contributions of $21,326,000.  There were no Fund Interests tendered for the period ended September 30, 2011.

8. Related Parties

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions.  There were no transactions with related parties other than those in the normal course of business.  The Adviser and members of the Fund Board are deemed to be related to the Fund.  Fees incurred with related parties during the year are disclosed in the statement of operations.  Amounts payable to the Adviser at September 30, 2011 are disclosed in Note 3.  As of September 30, 2011, the amounts payable to the Fund Board were $7,270.

9. Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred.  However, based on the Adviser’s and the Subadviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

10.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

11. Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Société Générale.  The facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.75% per annum, (b) a commitment fee of 0.80% per annum of the unborrowed commitment amount, and (c) a committed amount of $4,000,000.

Through September 30, 2011, the Fund had weighted average borrowings of $267,760.  The interest rate on borrowings for the period ended September 30, 2011 was 2.00%.  As of September 30, 2011, there was no outstanding balance under the line of credit facility.  Interest of $2,780 was expensed and there was no outstanding interest fee payable as of September 30, 2011.

Commitment fees of $15,330 were expensed and are included in the accompanying statement of operations.  Commitment fees payable as of September 30, 2011 were $2,667.

ASGI Aurora Opportunities Fund, LLC Notes to Financial Statements (unaudited) (continued) September 30, 2011

The Fund is required to meet certain financial covenants, such as limiting the amount of debt, as defined in the line of credit facility, to be the lesser of (a) 30% of the Fund’s members’ capital and (b) 100% of the Fund’s members’ capital minus the capital-at-risk as defined in the line of credit facility.

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of financial statement issuance.

Subsequent to period end, the Fund received additional capital contributions of $2,465,000.

On October 17, 2011 the Fund received an exemption from the Securities and Exchange Commission to allow multiple share classes within the Fund.  Class A Interests of the Fund will charge a placement fee up to 2.00% as well as a 0.75% distribution fee after an initial 12-month period, while Class I Interests will not charge a placement fee or a distribution fee.  All shares of the Fund have been issued in a single class since inception, which are identical to Class I Interests in terms of rights accorded and fees borne and will be automatically converted to, and designated as, Class I Interests.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The managers of the Fund Board (“Managers”) are not required to hold Interests in the Fund. A majority of the Managers are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Managers

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 40	Manager, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010	8
Trustee, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI  Corbin Multi-Strategy  Fund, LLC, since 2010;  Chairman of the Board of Managers , ASGI Aurora Opportunities  Fund LLC, since 2010; Chairman of the Board of Managers, Wells Fargo Multi-Strategy 100 Fund Complex (five portfolios), since 2011.

James Dean Age: 55	Manager	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998	3	Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.
James Dunn Age: 38	Manager	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	3	Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.
Stephen Golding Age: 62	Manager	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	3	Trustee, Washington College, since 2003; Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited)

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
James Hille Age: 50	Manager	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	3
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011;  Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI  Corbin Multi-Strategy  Fund, LLC, since 2010.

Jonathan Hook Age: 53	Manager	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	3
Manager, ASGI Aurora Opportunities Fund LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 64	Manager	Since 2011	Self-employed; Board Director and Consultant.	8
Member of the Board of Managers, Wells Fargo Multi-Strategy 100 Fund Complex (five portfolios), since 2008, Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the Asset Mark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

*     Indicates an Interested Manager.

(1)	As of September 30, 2011.

(2)
Each Trustee serves until death, retirement, resignation or removal from the Board.  Any Trustee may be removed, with or without cause, at any meeting of the Shareholders by a vote of Shareholders owning at least two-thirds of the outstanding Shares.

(3)
The “Fund Complex” is currently comprised of eight closed-end registered investment companies.  Three of such companies are currently advised by the Adviser.  The other five investment companies comprise a master feeder structure (four feeders funds, one master fund) and an affiliate of the Adviser serves as adviser to the master fund (the “Master Fund”).  Investors in the feeder funds and the Master Fund have approved, on November 17, 2011, the appointment of the Adviser as investment adviser to the Master Fund in place of its existing adviser.  Investors have also approved the appointment of Messrs. Dean, Dunn, Golding, Hille and Hook and the re-appointment of Messrs. Taback and Schmal as members of the Board of Managers of the feeder funds and the Master Fund.

ASGI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 31	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 36	Secretary	Since 2010	Director, Chief Administrative Officer, Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 46	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Ankit Patel Age: 31	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Doretta Dunegan Age: 54	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  since 2005; Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011; Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 59	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of September 30, 2011.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (886) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(b)        Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(Principal Executive Officer)

Date	December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(Principal Executive Officer)

Date	December 8, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(Principal Financial Officer)

Date	December 8, 2011

* Print the name and title of each signing officer under his or her signature.